Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Summary of Net Periodic Benefit Cost
The components of net periodic benefit cost and the assumptions related to the cost consisted of the following:

	Year Ended December 31,
	2013	2012	2011
Service cost	$5	$5	$3
Interest cost	26	27	17
Expected return on plan assets	(28)	(25)	(17)
Amortization of unrecognized amounts	15	14	8
Net periodic benefit cost	$18	$21	$11

Summary of Funded Status of Pension Plans
The Company uses a measurement date of December 31 for its pension plans. The funded status of the pension plans were as follows:

	As of December 31,
Change in Benefit Obligation	2013	2012
Benefit obligation at end of prior year	$670	$600
Service cost	5	5
Interest cost	26	27
Plan amendments	1	1
Actuarial (gain) loss	(11)	58
Net benefits paid	(21)	(21)
Benefit obligation at end of current year	$670	$670

Change in Plan Assets
Fair value of assets at end of prior year	$465	$412
Actual return on plan assets	56	56
Employer contributions	17	18
Net benefits paid	(21)	(21)
Fair value of assets at end of current year	$517	$465
Total unfunded status at end of year (recognized in other non-current liabilities in the Consolidated Balance Sheets)	$(153)	$(205)

Summary of Assumptions Used to Determine Pension Obligations and Pension Costs
The following assumptions were used to determine pension obligations and pension costs for the principal plans in which the Company’s employees participated:

	For the Year Ended December 31,
	2013	2012	2011
U.S. Pension Benefit Plans
Discount rate:
Net periodic benefit cost	3.75%	4.00%	5.25%
Benefit obligation	4.75%	4.00%	4.00%
Long-term rate of return on plan assets	7.50%	7.50%	8.00%

Non-U.S. Pension Benefit Plans
Discount rate:
Net periodic benefit cost	4.50%	4.75%	5.00%
Benefit obligation	4.50%	4.50%	4.75%
Long-term rate of return on plan assets	5.25%	5.35%	5.25%

Summary of Defined Benefit Pension Plans' Assets Fair Value
The following table presents the defined benefit pension plans’ assets measured at fair value, as of December 31:

Asset Class	2013	2012
Cash equivalents	$10	$3
Short term investments	5	7
U.S. stock	104	91
Non-U.S. stock	166	149
Real estate investment trusts	9	6
Non-U.S. government securities	80	70
U.S. government securities	3	20
Corporate bonds	137	105
Other assets	3	14
Total assets	$517	$465